Employee Compensation and Benefits (Details 5) $ in Thousands	Mar. 31, 2024 USD ($)
Other Liabilities Disclosure [Abstract]
Year 1	$ 203
Year 2	278
Year 3	376
Year 4	524
Year 5	634
Year 6 to Year 10	$ 3,053